Property, Plant and Equipment, net (Schedule of Property, Plant and Equipment, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,432
Balance	1,402	₪ 1,432
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,728	5,806
Additions	312	331
Business combination	80
Discontinunce of consolidation	(2)
Deductions	(135)
Disposals		(409)
Balance	5,983	5,728
Cost [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,979	5,074
Additions	167	205
Business combination	78
Discontinunce of consolidation
Deductions	(17)
Disposals		(300)
Balance	5,207	4,979
Cost [Member] | Network control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	64	63
Additions	1	1
Business combination
Discontinunce of consolidation
Deductions
Disposals
Balance	65	64
Cost [Member] | Television equipment and infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	409	368
Additions	123	110
Business combination
Discontinunce of consolidation
Deductions	(53)
Disposals		(69)
Balance	479	409
Cost [Member] | Vehicles, Computers, furniture and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	194	201
Additions	19	14
Business combination	1
Discontinunce of consolidation	(2)
Deductions	(43)
Disposals		(21)
Balance	169	194
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	82	100
Additions	2	1
Business combination	1
Discontinunce of consolidation
Deductions	(22)
Disposals		(19)
Balance	63	82
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,296	4,154
Depreciation for the year	386	383
Business combination	35
Discontinunce of consolidation	(1)
Deductions	(135)	(241)
Balance	4,581	4,296
Accumulated Depreciation [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,876	3,771
Depreciation for the year	237	252
Business combination	34
Discontinunce of consolidation
Deductions	(17)	(147)
Balance	4,130	3,876
Accumulated Depreciation [Member] | Network control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	57	54
Depreciation for the year	2	3
Business combination
Discontinunce of consolidation
Deductions
Balance	59	57
Accumulated Depreciation [Member] | Television equipment and infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	177	138
Depreciation for the year	114	94
Business combination
Discontinunce of consolidation
Deductions	(53)	(55)
Balance	238	177
Accumulated Depreciation [Member] | Vehicles, Computers, furniture and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	125	119
Depreciation for the year	25	26
Business combination	1
Discontinunce of consolidation	(1)
Deductions	(43)	(20)
Balance	107	125
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	61	72
Depreciation for the year	8	8
Business combination
Discontinunce of consolidation
Deductions	(22)	(19)
Balance	47	61
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,432	1,652
Balance	1,401	1,432
Carrying amount [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,103	1,303
Balance	1,076	1,103
Carrying amount [Member] | Network control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7	9
Balance	6	7
Carrying amount [Member] | Television equipment and infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	232	230
Balance	241	232
Carrying amount [Member] | Vehicles, Computers, furniture and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	69	82
Balance	62	69
Carrying amount [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	21	28
Balance	₪ 16	₪ 21